Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax Associated with Defined Benefit Plans in Accumulated Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: amount recognized in regulatory assets	$ 488,257	$ 578,484
Recognized in AOCI	57,660	57,211
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	(435,269)	(439,131)
Prior service cost	(7,038)	(8,373)
Less: amount recognized in regulatory assets	384,647	390,293
Recognized in AOCI	$ (57,660)	$ (57,211)